Putnam
U.S.
Government
Income Trust

SEMIANNUAL REPORT

March 31, 1998

[LOGO: BOSTON * LONDON * TOKYO]


Fund highlights

* "With a hand in both segments of the government bond market -- mortgage-backed securities and Treasuries -- and limited exposure to changing interest rates, we believe Putnam U.S. Government Income Trust is prepared to make the most of whatever uncertainty lies ahead."

                          --  Michael Martino, manager
                              Putnam U.S. Government Income Trust

* "As the Dow Jones Industrial Average nears the 9000 mark, many investors are examining alternatives, and an increasing number are turning to bond funds."

                          --  The Wall Street Journal, April 6, 1998

   CONTENTS

 4 Report from Putnam Management

 8 Fund performance summary

12 Portfolio holdings

15 Financial statements




From the Chairman

[GRAPHIC OMITTED: PHOTO OF GEORGE PUTNAM]

[copyright] Karsh, Ottawa

Dear Shareholder:

The financial troubles in Asia continued to dominate the capital markets during the first half of Putnam U.S. Government Income Trust's fiscal year, pushing aside worries that the continued strength in the U.S. economy would have inflationary implications. The rush of funds to the safety of the U.S. bond market did drive down yields on most bonds, especially the U.S. Treasury issues that make up a significant portion of your fund's portfolio -- as the brisk demand moved their prices higher.

The Federal Reserve Board kept close watch on these events as you might expect. But in the end, the Fed remained on the sidelines, apparently content that the economic engine was still sufficiently under control.

In this environment, Fund Manager Michael Martino continued to focus on the fund's objective: maintaining a high level of current income. In the following report, Mike discusses his strategy during the six months ended March 31, 1998, and looks at prospects for the fiscal year's second half.

Respectfully yours,

/S/GEORGE PUTNAM
George Putnam
Chairman of the Trustees
May 20, 1998



Report from the Fund Manager
Michael Martino

A slightly defensive investment strategy intended to protect the portfolio from unwanted price volatility also kept Putnam U.S. Government Income Trust from participating fully in the rise in mortgage security prices that took place early this year. Although your fund's class A shares returned a respectable 3.54% at net asset value for the six-month period ended March 31 (-1.39% at public offering price), these results lagged the fund's benchmark index, the Lehman Brothers Mortgage-Backed Securities Index, which returned 4.03% for the period. For more performance information, including the results for other share classes, please see pages 8 and 9.

* ASIAN TROUBLES BOOST U.S. RETURNS

A flight to quality from Asian markets, combined with a noninflationary growth picture in the United States, fueled a dramatic rise in U.S. Treasury prices during the six month period ended March 31, 1998. Beginning last summer, the currencies of several Southeast Asian countries crumbled under competitive pressures from China and Japan. Weak current-account balances were revealed, and a number of fiscal-policy missteps sent investors seeking safer havens. Local depositors also suffered an erosion of confidence, as years of government-controlled lending practices and misguided investments culminated in several high-profile bank closings.

Dollar-denominated assets, particularly U.S. Treasuries, have been the key beneficiaries of this trend. At the start of the period, your fund's 12% stake in this segment of the market at the start of the period contributed to its positive overall performance as the prices of intermediate and long-maturity Treasuries were bid ever higher. So great was the demand for dollar-denominated bonds that by January, the yield of the 30-year U.S. Treasury bond had declined to a three-decade low of 5.69%. (Generally a bond's yield moves lower as its price rises.) This is especially remarkable given that the federal funds rate -- the interest rate charged on overnight loans from one member bank of the Federal Reserve System to another and the basis for all short-term interest rates -- was 5.50% as of March 31, 1998.

* MORTGAGE MARKET OUTPERFORMS IN PERIOD'S SECOND HALF

Although Treasuries helped boost fund performance in the fourth quarter of 1997, mortgage-backed securities outperformed them by a slight margin in the first three months of 1998. The Lehman Brothers Mortgage-Backed Securities Index returned 1.63% for the three months ended March 31, 1998, versus 1.51% for the Lehman Brothers Long Treasury Index.

Your fund was prepared for this shift. The dramatic run-up in Treasury prices toward the end of 1997 had convinced us to concentrate new purchases in the mortgage-backed securities market. Using a roughly 4% cash position available at the start of the period, we increased the fund's mortgage holdings to approximately 86% of portfolio assets at the end of March. With a strong U.S. dollar and scant evidence of inflation, Treasury prices may continue to rise in the short term. However, we believe the potential for a correction is now greater than the prospects for additional gains. In our view, mortgage-backed securities such as GNMAs offer distinct advantages in this environment. Mortgages generally are less sensitive than Treasuries to changes in interest rates, and they provide higher yields in order to compensate investors for the risk of prepayment.

[GRAPHIC OMITTED: vertical bar chart AVERAGE EFFECTIVE MATURITY AND DURATION]

AVERAGE EFFECTIVE MATURITY AND DURATION

                                  3/31/97         9/30/97        3/31/97

Average effective maturity          8.7            7.1             7.0

Duration                            4.6            3.0             3.1

Footnote reads:
This chart depicts the fund's average effective maturity and duration at 6-month intervals over the 12 months ended 3/31/98. Average effective maturity and duration, stated in years, are derived from calculations that incorporate assumptions about prepayment rates and cash flows of mortgage-backed securities. Measures of effective maturity, duration, and the assumptions on which they are based will vary over time.


Prepayment was a concern during the period. The fall in interest rates took 30-year mortgage rates below 7% for a time, sparking a wave of mortgage refinancings. When homeowners opt to refinance or prepay their mortgages, the principal from those mortgages is returned to investors, such as the fund, who must then reinvest it at lower prevailing rates. To protect the portfolio against the unwanted prepayment of mortgage principal, we concentrated assets in lower-coupon bonds, such as 7% 30-year GNMAs. The idea is that homeowners are less likely to refinance a mortgage for an interest savings of less than 1 percentage point. In addition, to take advantage of the higher coupons available in the mortgage market, we focused our purchases on seasoned mortgages, which carry little prepayment risk in the eyes of investors. These bonds represent mortgages that could have been refinanced in the past but were not for one reason or another and are now even less likely to be refinanced given the little time remaining before the loans are paid off. With coupons in the 9% to 10% range, these bonds contributed a high level of income to the portfolio.

* DURATION STRATEGY REMAINS SLIGHTLY DEFENSIVE

Throughout the six month period ended March 31, 1998, we maintained the fund's slightly defensive duration to protect against unexpected shifts in the market. Duration measures a portfolio's sensitivity to changing interest rates and can be altered by changing a fund's mix of bonds. Bonds with shorter maturities generally are less sensitive to changes in interest rates, and so holding cash or short-term securities will tend to reduce a portfolio's average duration. While we invested the fund's roughly 4% cash position in mortgage-backed securities during the period, the bonds we purchased have relatively little interest-rate exposure. For example, a 7% coupon 30-year GNMA has about as much interest-rate sensitivity as a 5-year Treasury note.

[GRAPHIC OMITTED: pie chart PORTFOLIO ALLOCATIONS (3/31/98)]

PORTFOLIO ALLOCATIONS (3/31/98)

U.S. Treasury securities            13.6%

Cash and short-term investments      0.6%

Mortage-backed securities           85.8%

Footnote reads:
*Based on total market value of assets. The allocation to mortgage-backed securities is primarily concentrated in bonds issued by the Government National Mortgage Association (Ginnie Mae). Allocations will vary over time.

Mixed signals now appear to be the rule rather than the exception in economic data. Real incomes are surging but so are bankruptcies and bad credit-card debt. Nonfarm payrolls waned in March, but manufacturing output and consumer demand were on the rise. And while investors continue to ponder the question of Asia's potential impact, the Fed's Open Market Committee unanimously agreed to leave interest rates unchanged at its most recent meeting.

Until the U.S. economic outlook becomes more clear, we intend to keep the fund's duration strategy relatively defensive. We also expect to maintain a sizable position in mortgage-backed securities to take advantage of their relatively higher yields and lower sensitivity to interest rates. With a hand in both segments of the government market and limited exposure to changing interest rates, we believe Putnam U.S. Government Income Trust is prepared to make the most of whatever uncertainty lies ahead.

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 3/31/98, there is no guarantee the fund will continue to hold these securities in the future. While U.S. government backing of individual securities does not insure your principal, which will fluctuate with market conditions, it does guarantee that the fund's government-backed holdings will make timely payments of interest and principal.



Performance summary

This section provides information about your fund's performance, which should always be considered in light of its investment strategy. Putnam U.S. Government Income Trust is designed for investors seeking current income consistent with capital preservation. The fund primarily invests in securities backed by the full faith and credit of the United States government and in repurchase agreements and forward commitments with respect to these securities.

TOTAL RETURN FOR PERIODS ENDED 3/31/98

                                Class A          Class B        Class M
(inception date)                (2/8/84)        (4/27/92)       (2/6/95)
                               NAV     POP     NAV    CDSC     NAV     POP
------------------------------------------------------------------------------
6 months                      3.54%  -1.39%   3.00%  -2.00%   3.31%  -0.07%
------------------------------------------------------------------------------
1 year                       10.30    5.05    9.33    4.33    9.83    6.29
------------------------------------------------------------------------------
5 years                      33.37   27.04   28.24   26.36   31.52   27.23
Annual average                5.93    4.90    5.10    4.79    5.63    4.93
------------------------------------------------------------------------------
10 years                    109.87   99.94   93.38   93.38  103.38   96.83
Annual average                7.69    7.17    6.82    6.82    7.36    7.01
------------------------------------------------------------------------------
Life of fund                222.57  207.30  185.12  185.12  206.23  196.31
Annual average                8.64    8.26    7.69    7.69    8.24    7.98
------------------------------------------------------------------------------

COMPARATIVE INDEX RETURNS FOR PERIODS ENDED 3/31/98

                                          Lehman Bros.
                                           Mortgage      Consumer
                                          Securities   Price Index
------------------------------------------------------------------------------
6 months                                     4.03%        0.62%
------------------------------------------------------------------------------
1 year                                      11.13         1.38
------------------------------------------------------------------------------
5 years                                     39.81        12.95
Annual average                               6.93         2.47
------------------------------------------------------------------------------
10 years                                   137.20        39.23
Annual average                               9.02         3.37
------------------------------------------------------------------------------
Life of fund                               314.34        59.18
Annual average                              10.56         3.34
------------------------------------------------------------------------------
Returns for class A and class M shares reflect the current maximum initial sales charges of 4.75% for class A shares and 3.25% for class M shares.
One-, five-, and ten-year (where available) and life-of-fund returns for class B shares reflect the applicable contingent deferred sales charge
(CDSC), which is 5% in the first year, declines to 1% in the sixth year, and is eliminated thereafter. Returns shown for class B and class M shares for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect both the initial sales charge or CDSC, if any, currently applicable to each class and, in the case of class B and class M shares, the higher operating expenses applicable to such shares. All returns assume reinvestment of distributions at NAV and represent past performance; they do not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost.

PRICE AND DISTRIBUTION INFORMATION
6 months ended 3/31/98

                                   Class A       Class B     Class M
------------------------------------------------------------------------------
Distributions (number)                 6           6           6
------------------------------------------------------------------------------
Income                              $0.414      $0.365      $0.405
------------------------------------------------------------------------------
Capital gains                           --          --          --
------------------------------------------------------------------------------
   Total                            $0.414      $0.365      $0.405
------------------------------------------------------------------------------
Share value:                     NAV      POP     NAV     NAV     POP
------------------------------------------------------------------------------
9/30/97                       $13.01   $13.66  $12.97  $13.00  $13.44
------------------------------------------------------------------------------
3/31/98                        13.05    13.70   12.99   13.02   13.46
------------------------------------------------------------------------------
Current return (end of period)
------------------------------------------------------------------------------
Current dividend rate1          6.34%   6.04%   5.72%   6.17%   5.97%
------------------------------------------------------------------------------
Current 30-day SEC yield2       5.46     5.2    4.66    5.15    4.99
------------------------------------------------------------------------------

1Income portion of most recent distribution, annualized and divided by NAV or POP at end of period.

2Based on investment income, calculated using SEC guidelines.

TERMS AND DEFINITIONS

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Class A shares are generally subject to an initial sales charge.

Class B shares may be subject to a sales charge upon redemption.

Class M shares have a lower initial sales charge and a higher 12b-1 fee than class A shares and no sales charge on redemption.

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial or contingent deferred sales charge.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the maximum 4.75% sales charge for class A shares and 3.25% for class M shares.

Contingent deferred sales charge (CDSC) is a charge applied at the time of the redemption of class B shares and assumes redemption at the end of the period. Your fund's CDSC declines from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies.

COMPARATIVE BENCHMARKS

Lehman Brothers Mortgage-backed Securities Index is an unmanaged list of GNMA bonds. This index assumes reinvestment of all distributions and interest payments, does not take into account brokerage commissions or other costs, may include bonds different from those in the fund, and may pose different risks than the fund. It is not possible to invest directly in an index.

Consumer Price Index (CPI) is a commonly used measure of inflation; it does not represent an investment return.



PUTNAM GROWTH FUNDS

Asia Pacific Growth Fund

Capital Appreciation Fund

Diversified Equity Trust

Europe Growth Fund

Global Growth Fund

Global Natural Resources Fund

Growth Opportunities Fund

Health Sciences Trust

International Growth Fund

International New Opportunities Fund

Investors Fund

New Opportunities Fund [DBL. DAGGER]

OTC & Emerging Growth Fund

Vista Fund

Voyager Fund

Voyager Fund II

PUTNAM GROWTH
AND INCOME FUNDS

Balanced Retirement Fund

Convertible Income-Growth Trust

Equity Income Fund

The George Putnam Fund of Boston

Global Growth and Income Fund

The Putnam Fund for Growth and Income

Growth and Income Fund II

International Growth and Income Fund

New Value Fund

Utilities Growth and Income Fund

PUTNAM INCOME FUNDS

American Government Income Fund

Diversified Income Trust

Strategic Income Fund *

High Quality Bond Fund +

Global Governmental Income Trust

High Yield Advantage Fund [DBL. DAGGER]

High Yield Total Return Fund

High Yield Trust [DBL. DAGGER]

High Yield Trust II

Income Fund

Money Market Fund **

Intermediate U.S. Government
Income Fund

Preferred Income Fund

U.S. Government Income Trust

PUTNAM TAX-FREE
INCOME FUNDS

Municipal Income Fund

Tax Exempt Income Fund

Tax Exempt Money Market Fund**

Tax-Free High Yield Fund

Tax-Free Insured Fund

State tax-free income funds [SECTION MARK]

Arizona, California, Florida, Massachusetts, Michigan, Minnesota, New Jersey, New York, Ohio and Pennsylvania

State tax-free money market funds [SECTION MARK]

California, New York

LIFESTAGESM FUNDS

Putnam Asset Allocation Funds--three investment portfolios that spread your money across a variety of stocks, bonds, and money market investments.

The three portfolios:

Asset Allocation: Balanced Portfolio

Asset Allocation: Conservative Portfolio

Asset Allocation: Growth Portfolio

* Formerly Putnam Diversified Income Trust II

+ Formerly Putnam Federal Income Trust

[DBL. DAGGER] Closed to new investors. Some exceptions may apply.

Contact Putnam for details.

[SECTION MARK] Not available in all states.

** An investment in a money market fund is neither insured nor guaranteed by the U.S. government. These funds are managed to maintain a price of $1.00 per share, although there is no assurance that this price will be maintained in the future.

   Please call your financial advisor or Putnam at 1-800-225-1581 to obtain a prospectus for any Putnam fund. It contains more complete information, including charges and expenses. Please read it carefully before you invest or send money.



Portfolio of investments owned
March 31, 1998 (Unaudited)


U.S. GOVERNMENT AND AGENCY OBLIGATIONS (99.9%)
PRINCIPAL AMOUNT                                                                                       VALUE

U.S. Government Agency Mortgage Obligations (85.6%)
------------------------------------------------------------------------------------------------------------
                 Government National Mortgage Association
    $    11,225    12 3/4s, October 15, 2013                                                  $       12,870
         28,618    12 1/4s, January 15, 2014                                                          32,454
        113,461    9 1/2s, March 15, 2020                                                            123,636
         34,299    9s, July 15, 2009                                                                  36,925
        534,538    8 1/2s, with due dates from July 15, 2016 to
                   April 15, 2017                                                                    569,742
      1,144,355    7 1/2s, May 15, 2026                                                            1,173,319
     65,660,968    6 1/2s, November 15, 2027                                                      65,209,220
                 Government National Mortgage Association
                   Pass-Through Certificates
         88,954    16s, with due dates from October 15, 2011 to
                   November 15, 2011                                                                 108,746
        269,675    15s, with due dates from July 15, 2011 to
                   March 15, 2013                                                                    325,117
        144,118    14s, with due dates from July 15, 2014 to
                   January 20, 2015                                                                  174,336
         48,324    13 3/4s, with due dates from September 20, 2014 to
                   November 20, 2014                                                                  55,406
      1,238,774    13 1/2s, with due dates from July 15, 2010 to
                   June 20, 2015                                                                   1,487,691
        175,265    13 1/4s, with due dates from October 15, 2014 to
                   January 20, 2015                                                                  200,214
        957,290    13s, with due dates from December 15, 2010 to
                   September 20, 2015                                                              1,142,998
        830,728    12 3/4s, with due dates from October 15, 2013 to
                   July 20, 2015                                                                     951,278
        579,954    12 1/2s, with due dates from May 15, 2010 to
                   November 20, 2015                                                                 676,733
        755,255    12 1/4s, with due dates from August 15, 2013 to
                   May 15, 2015                                                                      855,708
        509,197    12s, with due dates from April 20, 2014 to
                   March 20, 2016                                                                    597,505
      2,759,808    11 1/2s, with due dates from April 15, 2010 to
                   November 15, 2019                                                               3,179,170
      1,581,476    11 1/4s, with due dates from June 15, 2013 to
                   January 15, 2016                                                                1,742,089
      2,613,969    11s, with due dates from November 20, 2013 to
                   June 20, 2019                                                                   2,987,268
         45,885    11s, Midget, with due dates from July 15, 2000 to
                   July 15, 2000                                                                      48,365
        174,082    10 7/8s, February 15, 2010                                                        193,282
        215,188    10 3/4s, with due dates from January 15, 2015 to
                   February 15, 2016                                                                 238,789
     23,579,526    10 1/2s, with due dates from April 15, 2010 to
                   November 15, 2021                                                              26,294,231
                 Government National Mortgage Association
                   Pass-Through Certificates
        417,796    10 1/4s, with due dates from March 15, 2016 to
                   December 15, 2020                                                                 456,572
      2,175,605    10s, with due dates from October 15, 2009 to
                   January 20, 2021                                                                2,440,818
     88,406,444    9 1/2s, with due dates from June 15, 2009 to
                   April 15, 2023                                                                 96,318,395
      1,365,690    9 1/4s, with due dates from April 15, 2016 to
                   November 15, 2019                                                               1,438,658
    112,922,781    9s, with due dates from November 15, 2004 to
                   January 15, 2025                                                              121,625,190
    150,875,228    8 1/2s, with due dates from August 15, 2004 to
                   January 15, 2028                                                              160,743,889
     12,925,192    8 1/2s, Midgets, with due dates from May 15, 2001 to
                   January 15, 2008                                                               13,543,145
    512,060,218    8s, with due dates from January 15, 2001 to
                   January 15, 2028                                                              533,895,462
     45,685,396    8s, Midget, with due dates from November 15, 2001 to
                   November 15, 2009                                                              47,312,710
    689,039,820    7 1/2s, with due dates from March 15, 2001 to
                   October 15, 2027                                                              709,366,047
    819,619,443    7s, with due dates from March 15, 2022 to
                   February 15, 2028                                                             828,747,540
    138,151,890    7s, Midget, with due dates from October 15, 2007 to
                   November 15, 2022                                                             141,216,706
    289,552,787    6 1/2s, with due dates from May 15, 2023 to
                   February 15, 2028                                                             286,754,581
         81,310    5 1/2s, May 15, 2017                                                               85,045
                                                                                              --------------
                                                                                               3,052,361,850

U.S. Treasury Obligations (13.6%)
------------------------------------------------------------------------------------------------------------
     80,000,000  U.S. Treasury Bonds 6 1/8s, November 15, 2027                                    82,037,600
                 U.S. Treasury Notes
    125,000,000    6 1/8s, August 15, 2007                                                       128,555,000
     25,000,000    5 3/4s, October 31, 2002                                                       25,070,250
    150,000,000    5 5/8s, December 31, 2002                                                     149,742,000
    100,000,000    5 1/2s, January 31, 2003                                                       99,359,000
                                                                                              --------------
                                                                                                 484,763,850
                                                                                              --------------
                 Total U.S. Government and Agency Obligations
                   (cost $3,469,783,296)                                                      $3,537,125,700

SHORT-TERM INVESTMENTS (0.7%) (cost $23,087,783)
PRINCIPAL AMOUNT                                                                                       VALUE
------------------------------------------------------------------------------------------------------------
     23,084,000  Interest in $321,730,000 joint repurchase agreement dated March 31, 1998 with Morgan (J.P.) & Co., Inc.
                   due April 1, 1998 with respect to various U.S. Treasury
                   obligations -- maturity value of $23,087,783 for an
                   effective yield of 5.90%                                                   $   23,087,783
------------------------------------------------------------------------------------------------------------
                 Total Investments (cost $3,492,867,296) ***                                  $3,560,213,483
------------------------------------------------------------------------------------------------------------

  * Percentages indicated are based on net assets of $3,565,371,415.

*** The aggregate identified cost on a tax basis is $3,492,867,296, resulting in gross unrealized appreciation and depreciation of $2,093,492,295 and $2,026,146,108, respectively, or net unrealized appreciation of $67,346,187.

The accompanying notes are an integral part of these financial statements.





Statement of assets and liabilities
March 31, 1998 (Unaudited)

Assets
---------------------------------------------------------------------------------------------------
Investments in securities, at value
(identified cost $3,492,867,296) (Note 1)                                            $3,560,213,483
---------------------------------------------------------------------------------------------------
Cash                                                                                        874,642
---------------------------------------------------------------------------------------------------
Interest receivable                                                                      25,093,872
---------------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                                    5,971,357
---------------------------------------------------------------------------------------------------
Total assets                                                                          3,592,153,354

Liabilities
---------------------------------------------------------------------------------------------------
Payable for securities purchased                                                            407,431
---------------------------------------------------------------------------------------------------
Payable for shares of the fund repurchased                                               19,054,852
---------------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                              3,813,784
---------------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                                  500,489
---------------------------------------------------------------------------------------------------
Payable for compensation of  Trustees (Note 2)                                               70,312
---------------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                                  8,122
---------------------------------------------------------------------------------------------------
Payable for distribution fees (Note 2)                                                    2,624,451
---------------------------------------------------------------------------------------------------
Other accrued expenses                                                                      302,498
---------------------------------------------------------------------------------------------------
Total liabilities                                                                        26,781,939
---------------------------------------------------------------------------------------------------
Net assets                                                                           $3,565,371,415

Represented by
---------------------------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                                      $3,836,435,538
---------------------------------------------------------------------------------------------------
Undistributed net investment income (Note 1)                                              1,457,882
---------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments (Note 1)                                  (339,868,192)
---------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments                                               67,346,187
---------------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to
capital shares outstanding                                                           $3,565,371,415

Computation of net asset value and offering price
---------------------------------------------------------------------------------------------------
Net asset value and redemption price per class A share
($2,117,993,484 divided by 162,316,355 shares)                                               $13.05
---------------------------------------------------------------------------------------------------
Offering price per class A share (100/95.25 of $13.05)*                                      $13.70
---------------------------------------------------------------------------------------------------
Net asset value and offering price per class B share
($1,248,581,124 divided by 96,081,786 shares)**                                              $12.99
---------------------------------------------------------------------------------------------------
Net asset value and redemption price per class M share
($193,340,039 divided by 14,844,550 shares)                                                  $13.02
---------------------------------------------------------------------------------------------------
Offering price per class M share (100/96.75 of $13.02)*                                      $13.46
---------------------------------------------------------------------------------------------------
Net asset value, offering price and redemption price per class Y share
($5,456,768 divided by 418,233 shares)                                                       $13.05
---------------------------------------------------------------------------------------------------
 * On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales, the offering price is reduced.

** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of these financial statements.






Statement of operations
Six months ended March 31, 1998 (Unaudited)

Interest income                                                                       $125,053,638
--------------------------------------------------------------------------------------------------

Expenses:
--------------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                         7,612,921
--------------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                           3,174,814
--------------------------------------------------------------------------------------------------
Compensation of  Trustees (Note 2)                                                          35,799
--------------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                            15,980
--------------------------------------------------------------------------------------------------
Distribution fees --  Class A (Note 2)                                                   2,692,498
--------------------------------------------------------------------------------------------------
Distribution fees --  Class B (Note 2)                                                   6,377,465
--------------------------------------------------------------------------------------------------
Distribution fees --  Class M (Note 2)                                                     231,289
--------------------------------------------------------------------------------------------------
Reports to shareholders                                                                     61,272
--------------------------------------------------------------------------------------------------
Legal                                                                                       16,670
--------------------------------------------------------------------------------------------------
Postage                                                                                    191,230
--------------------------------------------------------------------------------------------------
Other                                                                                       64,255
--------------------------------------------------------------------------------------------------
Total expenses                                                                          20,474,193
--------------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                                (631,473)
--------------------------------------------------------------------------------------------------
Net expenses                                                                            19,842,720
--------------------------------------------------------------------------------------------------
Net investment income                                                                  105,210,918
--------------------------------------------------------------------------------------------------
Net realized gain on investments (Notes 1 and 3)                                        17,420,970
--------------------------------------------------------------------------------------------------
Net unrealized depreciation of investments during the period                            (6,732,277)
--------------------------------------------------------------------------------------------------
Net gain on investments                                                                 10,688,693
--------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                  $115,899,611
--------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Statement of changes in net assets

                                                                                   Six months ended         Year ended
                                                                                           March 31       September 30
                                                                                               1998*              1997
----------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets
----------------------------------------------------------------------------------------------------------------------
Operations:
----------------------------------------------------------------------------------------------------------------------
Net investment income                                                                $  105,210,918     $  231,536,114
----------------------------------------------------------------------------------------------------------------------
Net realized gain on investments                                                         17,420,970          8,446,279
----------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation
(depreciation) of investments                                                            (6,732,277)        90,992,659
----------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                    115,899,611        330,975,052
----------------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
----------------------------------------------------------------------------------------------------------------------
  From net investment income
    Class A                                                                             (68,433,220)      (145,145,530)
----------------------------------------------------------------------------------------------------------------------
    Class B                                                                             (35,817,194)       (77,035,760)
----------------------------------------------------------------------------------------------------------------------
    Class M                                                                              (2,731,473)          (430,429)
----------------------------------------------------------------------------------------------------------------------
    Class Y                                                                                (195,789)          (293,133)
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from
capital share transactions (Note 4)                                                     103,513,022       (573,463,157)
----------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                                 112,234,957       (465,392,957)

Net assets
----------------------------------------------------------------------------------------------------------------------
Beginning of period                                                                   3,453,136,458      3,918,529,415
----------------------------------------------------------------------------------------------------------------------
End of period (including undistributed net investment
income of $1,457,882 and $3,424,640, respectively)                                   $3,565,371,415     $3,453,136,458
----------------------------------------------------------------------------------------------------------------------
* Unaudited

The accompanying notes are an integral part of these financial statements.





Financial highlights
(For a share outstanding throughout the period)

CLASS A
------------------------------------------------------------------------------------------------------------------------------------
                              Six months
                                   ended
Per-share                       March 31
operating performance         (Unaudited)                                   Year ended September 30
------------------------------------------------------------------------------------------------------------------------------------
                                    1998             1997             1996             1995             1994             1993
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period               $13.01           $12.63           $12.95           $12.37           $13.63           $13.96
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                .41(c)           .85              .84(c)           .88              .69             1.10
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments           .04              .34             (.30)             .61            (1.00)            (.36)
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                .45             1.19              .54             1.49             (.31)             .74
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                   (.41)            (.81)            (.81)            (.83)            (.74)           (1.07)
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                        --               --               --               --               --               --
------------------------------------------------------------------------------------------------------------------------------------
From return of capital                --               --             (.05)            (.08)            (.21)              --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                 (.41)            (.81)            (.86)            (.91)            (.95)           (1.07)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                     $13.05           $13.01           $12.63           $12.95           $12.37           $13.63
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(a)           3.54*            9.75             4.32            12.62            (2.35)            5.55
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                $2,117,933       $2,147,326       $2,450,376       $2,903,016       $3,213,428       $4,797,481
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)            .44*             .89              .88              .90              .85              .88
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)           3.11*            6.58             6.55             7.09             7.31             7.92
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)            232.35           125.80           138.97           195.45           209.00           295.88
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the year ended September 30, 1995 and thereafter, includes amounts paid through expense offset arrangements. Prior period ratios exclude these amounts (Note 2)

(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.




Financial highlights
(For a share outstanding throughout the period)

CLASS B
------------------------------------------------------------------------------------------------------------------------------------
                              Six months
                                   ended
Per-share                       March 31
operating performance         (Unaudited)                                   Year ended September 30
------------------------------------------------------------------------------------------------------------------------------------
                                    1998             1997             1996             1995             1994             1993
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period               $12.97           $12.59           $12.91           $12.33           $13.60           $13.93
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                .36(c)           .75              .74(c)           .79              .64             1.00
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments           .03              .35             (.30)             .61            (1.05)            (.35)
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                .39             1.10              .44             1.40             (.41)             .65
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                   (.37)            (.72)            (.72)            (.75)            (.67)            (.98)
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                        --               --               --               --               --               --
------------------------------------------------------------------------------------------------------------------------------------
From return of capital                --               --             (.04)            (.07)            (.19)              --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                 (.37)            (.72)            (.76)            (.82)            (.86)            (.98)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                     $12.99           $12.97           $12.59           $12.91           $12.33           $13.60
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(a)           3.00*            8.95             3.52            11.82            (3.16)            4.85
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                $1,248,581       $1,291,901       $1,458,848       $1,643,923       $1,752,887       $2,232,219
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)            .82*            1.64             1.63             1.65             1.60             1.61
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)           2.75*            5.83             5.80             6.33             6.55             7.11
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)            232.35           125.80           138.97           195.45           209.00           295.88
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the year ended September 30, 1995 and thereafter, includes amounts paid through expense offset arrangements. Prior period ratios exclude these amounts (Note 2)

(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.




Financial highlights
(For a share outstanding throughout the period)

CLASS M
------------------------------------------------------------------------------------------------------------------------------------
                                                                Six months
                                                                     ended                                     For the period
Per-share                                                         March 31                                       Feb. 6, 1995+
operating performance                                           (Unaudited)           Year ended September 30     to Sept. 30
------------------------------------------------------------------------------------------------------------------------------------
                                                                      1998             1997             1996             1995
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                 $13.00           $12.63           $12.96           $12.29
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                  .39 (c)          .80              .82(c)           .61
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                                             .04              .35             (.32)             .66
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                                  .43             1.15              .50             1.27
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                                     (.41)            (.78)            (.78)            (.55)
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                                          --               --               --               --
------------------------------------------------------------------------------------------------------------------------------------
From return of capital                                                  --               --             (.05)            (.05)
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                   (.41)            (.78)            (.83)            (.60)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                       $13.02           $13.00           $12.63           $12.96
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(a)                                             3.31*            9.39             3.99            10.54*
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                    $193,340           $7,850           $6,116           $2,609
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                                              .57*            1.14             1.14              .79*
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                                             3.05*            6.32             6.37             4.14*
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                              232.35           125.80           138.97           195.45
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the year ended September 30, 1995 and thereafter, includes amounts paid through expense offset arrangements. Prior period ratios exclude these amounts (Note 2)

(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.




Financial highlights
(For a share outstanding throughout the period)

CLASS Y
------------------------------------------------------------------------------------------------------------------------------------
                                               Six months
                                                    ended                                                      For the period
Per-share                                        March 31                                                       Apr. 11, 1994+
operating performance                          (Unaudited)                  Year ended September 30               to Sept. 30
------------------------------------------------------------------------------------------------------------------------------------
                                                     1998             1997             1996             1995             1994
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                $13.01           $12.63           $12.98           $12.38           $12.68
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                 .43(c)           .89(c)           .88(c)           .90              .39
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                            .04              .34             (.34)             .64             (.30)
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                 .47             1.23              .54             1.54              .09
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                    (.43)            (.85)            (.84)            (.86)            (.30)
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                         --               --               --               --               --
------------------------------------------------------------------------------------------------------------------------------------
From return of capital                                 --               --             (.05)            (.08)            (.09)
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                  (.43)            (.85)            (.89)            (.94)            (.39)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                      $13.05           $13.01           $12.63           $12.98           $12.38
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(a)                            3.68*           10.05             4.34           13 .07              .11*
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                     $5,457           $6,061           $3,190          $43,196          $19,337
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                             .32*             .64              .62              .65              .29*
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                            3.27*            6.83             6.51             7.16             3.63*
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                             232.35           125.80           138.97           195.45           209.00
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the year ended September 30, 1995 and thereafter, includes amounts paid through expense offset arrangements. Prior period ratios exclude these amounts (Note 2)

(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.




Notes to financial statements
March 31, 1998 (Unaudited)

Note 1
Significant accounting policies

Putnam U.S. Government Income Trust (the "fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The fund's investment objective is to seek as high a level of current income as is consistent with preservation of capital by investing exclusively in securities backed by the full faith and credit of the United States and in repurchase agreements and forward commitments with respect to those securities.

The fund offers class A, class B, class M and class Y shares. Class A shares are sold with a maximum front-end sales charge of 4.75%. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge but pay a higher ongoing distribution fee than class A shares, and may be subject to a contingent deferred sales charge, if those shares are redeemed within six years of purchase. Class M shares are sold with a maximum front end sales charge of 3.25% and pay an ongoing distribution fee that is higher than class A shares but lower than class B shares. Class Y shares, which are sold at net asset value, are generally subject to the same expenses as class A shares, class B and class M shares, but do not bear a distribution fee. Class Y shares are sold to defined contribution plans that invest at least $250 million in a combination of Putnam Funds and other accounts managed by affiliates of Putnam Investment Management, Inc. ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam Investments, Inc.

Expenses of the fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the distribution fees applicable to such class). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if that fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently, followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with generally accepted accounting principles and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sale price, or, if no sales are reported -- as in the case of some securities traded over-the-counter -- the last reported bid price. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market, and other investments are stated at fair value following procedures approved by the Trustees.

B) Joint trading account Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Management. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Interest income is recorded on the accrual basis.

E) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

At September 30, 1997, the fund had a capital loss carryover of approximately $337,562,000 available to offset future capital gains, if any. The amount of the carryover and the expiration dates are:

            Loss Carryover             Expiration
            --------------         ------------------
                $1,685,000         September 30, 1999
                 9,297,000         September 30, 2002
               266,054,000         September 30, 2003
                51,884,000         September 30, 2004
                 8,642,000         September 30, 2005

F) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Capital gain distributions, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

Note 2
Management fee, administrative services and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.57% of the first $500 million, 0.475% of the next $500 million, 0.4275% of the next $500 million, and 0.38% thereafter.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by Putnam Fiduciary Trust Company (PFTC), a subsidiary of Putnam Investments, Inc. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

For the six months ended March 31, 1998, fund expenses were reduced by $631,473 under expense offset arrangements with PFTC. Investor servicing and custodian fees reported in the Statement of operations exclude these credits. The fund could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such arrangements.

Each Trustee of the fund receives an annual Trustee fee, of which $2,320 has been allocated to the fund, and an additional fee for each Trustee's meeting attended. Trustees who are not interested persons of Putnam Management and who serve on committees of the Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain in the fund and are invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

The fund has adopted distribution plans (the "Plans") with respect to its class A, class B and class M shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Mutual Funds Corp., a wholly-owned subsidiary of Putnam Investments Inc., for services provided and expenses incurred by it in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Mutual Funds Corp. at an annual rate up to 0.35%, 1.00%, and 1.00% of the average net assets attributable to class A, class B, and class M shares, respectively. The Trustees currently limit payment by the fund to an annual rate of 0.25%, 1.00%, and 0.50% of the average net assets attributable to class A, class B, and class M shares respectively.

For the six months ended March 31, 1998, Putnam Mutual Funds Corp., acting as underwriter received net commissions of $106,914 and $500,310 from the sale of class A and class M shares, respectively and received $1,041,053 in contingent deferred sales charges from redemptions of class B shares. A deferred sales charge of up to 1% is assessed on certain redemptions of class A shares. For the six months ended March 31, 1998, Putnam Mutual Funds Corp., acting as underwriter received $27,853 on class A redemptions.

Note 3
Purchases and sales of securities

During the six months ended March 31, 1998, purchases and sales of U.S. government and agency obligations other than short-term investments aggregated $8,032,891,521 and $7,693,379,947, respectively. In determining the net gain or loss on securities sold, the cost of securities has been determined on the identified cost basis.

Note 4
Capital shares

At March 31, 1998, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

                                         Six months ended
                                          March 31, 1998
------------------------------------------------------------
Class A                              Shares           Amount
------------------------------------------------------------
Shares sold                      25,329,748     $331,506,004
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                     3,354,695       43,707,097
------------------------------------------------------------
                                 28,684,443      375,213,101

Shares
repurchased                     (31,465,566)    (410,889,650)
------------------------------------------------------------
Net decrease                     (2,781,123)   $(35,676,549)
------------------------------------------------------------

                                             Year ended
                                        September 30, 1997
------------------------------------------------------------
Class A                              Shares           Amount
------------------------------------------------------------
Shares sold                      20,634,802     $264,582,822
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                     7,097,769       90,680,551
------------------------------------------------------------
                                 27,732,571      355,263,373

Shares
repurchased                     (56,635,571)    (725,708,140)
------------------------------------------------------------
Net decrease                    (28,903,000)   $(370,444,767)
------------------------------------------------------------

                                         Six months ended
                                          March 31, 1998
------------------------------------------------------------
Class B                              Shares           Amount
------------------------------------------------------------
Shares sold                       9,803,851     $127,581,052
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                     1,837,233       23,852,938
------------------------------------------------------------
                                 11,641,084      151,433,990

Shares
repurchased                     (15,202,979)    (197,806,239)
------------------------------------------------------------
Net decrease                     (3,561,895)    $(46,372,249)
------------------------------------------------------------

                                             Year ended
                                        September 30, 1997
------------------------------------------------------------
Class B                              Shares           Amount
------------------------------------------------------------
Shares sold                       9,650,117     $123,220,626
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                     3,950,482       50,333,817
------------------------------------------------------------
                                 13,600,599      173,554,443

Shares
repurchased                     (29,814,937)    (380,815,087)
------------------------------------------------------------
Net decrease                    (16,214,338)   $(207,260,644)
------------------------------------------------------------

                                         Six months ended
                                          March 31, 1998
------------------------------------------------------------
Class M                              Shares           Amount
------------------------------------------------------------
Shares sold                      14,776,557     $193,209,128
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                        18,830          245,047
------------------------------------------------------------
                                 14,795,387      193,454,175

Shares
repurchased                        (554,569)      (7,250,327)
------------------------------------------------------------
Net increase                     14,240,818     $186,203,848
------------------------------------------------------------

                                             Year ended
                                        September 30, 1997
------------------------------------------------------------
Class M                              Shares           Amount
------------------------------------------------------------
Shares sold                         675,663       $8,653,771
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                        27,221          347,797
------------------------------------------------------------
                                    702,884        9,001,568

Shares
repurchased                        (583,426)      (7,466,778)
------------------------------------------------------------
Net increase                        119,458       $1,534,790
------------------------------------------------------------

                                         Six months ended
                                          March 31, 1998
------------------------------------------------------------
Class Y                              Shares           Amount
------------------------------------------------------------
Shares sold                         273,577       $3,557,718
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                        15,046          195,789
------------------------------------------------------------
                                    288,623        3,753,507

Shares
repurchased                        (336,380)      (4,395,535)
------------------------------------------------------------
Net decrease                        (47,757)     $ (642,028)
------------------------------------------------------------

                                            Year ended
                                        September 30, 1997
------------------------------------------------------------
Class Y                              Shares           Amount
------------------------------------------------------------
Shares sold                         324,814       $4,141,239
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                        22,938          293,133
------------------------------------------------------------
                                    347,752        4,434,372

Shares
repurchased                        (134,245)      (1,726,908)
------------------------------------------------------------
Net increase                        213,507       $2,707,464
------------------------------------------------------------



Fund information

INVESTMENT MANAGER

Putnam Investment
Management, Inc.
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Mutual Funds Corp.
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

TRUSTEES

George Putnam, Chairman
William F. Pounds, Vice Chairman
Jameson Adkins Baxter
Hans H. Estin
John A. Hill
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
Donald S. Perkins
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam
President

Charles E. Porter
Executive Vice President

Patricia C. Flaherty
Senior Vice President

John D. Hughes
Senior Vice President and Treasurer

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Ian C. Ferguson
Vice President

William J. Curtin
Vice President

David L. Waldman
Vice President

Michael Martino
Vice President and Fund Manager

William N. Shiebler
Vice President

John R. Verani
Vice President

Beverly Marcus
Clerk and Assistant Treasurer

This report is for the information of shareholders of Putnam U.S. Government Income Trust. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary. For more information or to request a prospectus, call toll free: 1-800-225-1581. You can also learn more at Putnam Investments' website: http://www.putnaminv.com.

Shares of mutual funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution; are not insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other agency; and involve risk, including the possible loss of the principal amount invested.



[LOGO OMITTED]

PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

--------------------
Bulk Rate
U.S. Postage
PAID
Putnam
Investments
--------------------

SA038-42031 -- 032/885/689/527   5/98



PUTNAM INVESTMENTS                                       [SCALE LOGO OMITTED]
-----------------------------------------------------------------------------
Putnam U.S. Government Income Trust
Supplement to Semiannual Report dated March 31, 1998

The following information has been prepared to provide class Y shareholders with a performance overview specific to their holdings. Class Y shares are offered exclusively to defined contribution plans investing $250 million or more in one or more of Putnam's funds or private accounts. Performance of class Y shares, which incur neither a front-end load, distribution fee, nor contingent deferred sales charge, will differ from performance of class A, B, and M shares, which are discussed more extensively in the semiannual report.

SEMIANNUAL RESULTS AT A GLANCE
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Total return
for periods ended 3/31/98:                               NAV

6 months                                                3.68%
1 year                                                 10.60
Five years                                             34.74
Annual average                                          6.14
10 years                                              112.03
Annual average                                          7.81
Life of fund (since class A inception, 2/8/84)        225.89
Annual average                                          8.71

Share value:                                             NAV

9/30/97                                               $13.01
3/31/98                                               $13.05
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Distributions:    No.        Income       Capital gains          Total
                  6          .432               --               .432
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Please note that past performance does not indicate future results.
Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. See full report for information on comparative benchmarks. If you have questions, please consult your fund prospectus or call Putnam toll free at 1-800-752-9894.